J. & W. Seligman & Co.
                                  Incorporated



                                            January 29, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:  Seligman Municipal Series Trust (the "Fund")
     Post-Effective Amendment No. 33
     File Nos. 2-92569 and 811-4250

Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 28, 2002.

     If you have any questions, please do not hesitate to contact me at (212) 850-1375.


                                            Very truly yours,



                                            /s/Jennifer G. Muzzey
                                            Jennifer G. Muzzey
                                            Legal Assistant

JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864